Note 6 - Disclosures to the Consolidated Statements of Income or Loss - Cost of Research and Development (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Development cost of prototypes	€ 4,448	€ 93,117	€ 27,632
Personnel expenses	8,114	21,363	11,340
Impairment	2,642	41,182	0
Software fees and subscriptions	515	977	506
Professional services	35	363	352
Depreciation and amortization	26	632	284
Other	4	845	495
Total	15,784	158,479	40,609
CSOP ESOP stock option program in research and development [Member]
Statement Line Items [Line Items]
Personnel expenses	€ (231)	€ 231	€ 1,137